BFS Equity Fund
Schedule of Investments
February 28, 2025 - (Unaudited)
COMMON STOCKS — 92.46% Shares Fair Value
Aerospace & Defense — 1.51%
Northrop Grumman Corp. 2,000 $ 923,480
Banking — 5.85%
Bank of America Corp. 20,000 922,000
JPMorgan Chase & Co. 10,000 2,646,500
3,568,500
Beverages — 1.01%
PepsiCo, Inc. 4,000 613,880
Biotech & Pharmaceuticals — 0.82%
Zoetis, Inc., Class A 3,000 501,720
Building Products — 1.06%
Carrier Global Corp. 10,000 648,000
Chemicals — 4.66%
Air Products & Chemicals, Inc. 5,000 1,580,750
Ecolab, Inc. 2,000 538,020
Sherwin-Williams Co. (The) 2,000 724,540
2,843,310
E-Commerce Discretionary — 4.17%
Amazon.com, Inc.
(a)
12,000 2,547,360
Health Care Facilities & Services — 1.95%
UnitedHealth Group, Inc. 2,500 1,187,400
Home Construction — 1.56%
D.R. Horton, Inc. 7,500 951,075
Insurance — 1.95%
Marsh & McLennan Cos., Inc. 5,000 1,189,200
Internet Media & Services — 10.50%
Alphabet, Inc., Class A 20,000 3,405,600
Meta Platforms, Inc., Class A 4,500 3,006,900
6,412,500
Machinery — 4.18%
Caterpillar, Inc. 1,000 343,950
Deere & Co. 2,500 1,201,975
Parker-Hannifin Corp. 1,500 1,002,765
2,548,690
Medical Equipment & Devices — 5.14%
Danaher Corp. 6,000 1,246,560
Stryker Corp. 2,500 965,475
Thermo Fisher Scientific, Inc. 1,750 925,680
3,137,715
Metals & Mining — 2.92%
Agnico Eagle Mines Ltd. 9,000 866,520
Alamos Gold, Inc., Class A 40,000 914,400
1,780,920

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2025 - (Unaudited)
COMMON STOCKS — 92.46% - continued Shares Fair Value
Oil & Gas Producers — 2.44%
ConocoPhillips 15,000 $ 1,487,250
Pharmaceuticals — 2.16%
Pfizer, Inc. 50,000 1,321,500
Retail - Consumer Staples — 2.57%
Costco Wholesale Corp. 1,500 1,572,915
Retail - Discretionary — 2.44%
Lowe's Companies, Inc. 6,000 1,491,840
Semiconductors — 7.57%
Broadcom, Inc. 7,500 1,495,725
NVIDIA Corp. 25,000 3,123,000
4,618,725
Software — 10.98%
Adobe, Inc.
(a)
2,000 877,120
Microsoft Corp. 9,000 3,572,910
Oracle Corp. 10,000 1,660,600
Salesforce, Inc. 2,000 595,700
6,706,330
Specialty Finance — 1.23%
American Express Co. 2,500 752,400
Specialty Retail — 2.60%
Home Depot, Inc. (The) 4,000 1,586,400
Technology Hardware — 4.95%
Apple, Inc. 12,500 3,023,000
Technology Services — 8.24%
Automatic Data Processing, Inc. 3,000 945,540
Fiserv, Inc.
(a)
10,000 2,356,900
MasterCard, Inc., Class A 3,000 1,728,930
5,031,370
Total Common Stocks (Cost $25,075,534) 56,445,480
DEPOSITARY RECEIPTS — 0.79%
Electrical Equipment — 0.79%
Schneider Electric S.E. - ADR 10,000 482,500
Total Depositary Receipts (Cost $505,347) 482,500
U.S. GOVERNMENT & AGENCIES
(b)
— 4.09%
Principal
Amount
United States Treasury Bill, 4.44% , 3/4/2025 $ 1,000,000 999,882
United States Treasury Bill, 4.33% , 4/1/2025 1,500,000 1,494,878
Total U.S. Government & Agencies (Cost $2,494,115) 2,494,760

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2025 - (Unaudited)
MONEY MARKET FUNDS - 2.66% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.28%
(c)
1,621,283 $ 1,621,283
Total Money Market Funds (Cost $1,621,283) 1,621,283
Total Investments — 100.00%
    (Cost $29,696,279) 61,044,023
Liabilities in Excess of Other Assets — 0.00%
(d)
(1,349)
NET ASSETS — 100.00% $ 61,042,674
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of February 28, 2025.
(d) Less than 0.005%.
ADR - American Depositary Receipt